Discontinued Operations - Schedule of Discontinued Operation (Details) - Catheter Precision, Inc [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Assets:
Cash	$ 25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	16,190,250
Liabilities:
Accounts payable and accrued liabilities	339,073
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	1,492,069
Net revenue	1,913,443
Cost of revenue	(1,570,826)
Compensation	(754,760)
Marketing	(90,706)
Stock-based compensation	(2,885,097)
General and administrative	(627,377)
Amortization of intangible assets	(363,906)
Impairment of goodwill	(223,579)
Interest expense	(57,048)
Settlement of liabilities, net	425,330
Loss from discontinued operations, net of tax	$ (4,234,526)